Securities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available for sale securities pledged as collateral	$ 27,700,000	$ 26,500,000
Number of available for sale securities in unrealized loss position | security	102
Number of available for sale securities in unrealized loss position, one year or more | security	66
Available for sale securities, gross realized gains	$ 241,000	215,000	$ 142,000
Income tax expense (benefit)	2,879,000	1,744,000	1,405,000
Available for sale securities, gross realized losses	243,000	57,000	26,000
Realized Gains on Sale of Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Income tax expense (benefit)	82,000	73,000	48,000
Realized Losses on Sale of Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Income tax expense (benefit)	$ 83,000	$ 19,000	$ 9,000